Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Stockholders' Equity

Note 9. Stockholders' Equity

Common Shares

The Company is authorized to issue up to 140,000,000 common shares, $0.01 par value per share. Holders of common shares are entitled to receive dividends when authorized by the Board.

Stock Repurchase Program

On March 26, 2019, the Board approved the Company's second stock repurchase program (the “New Stock Repurchase Program”) that authorizes repurchases of up to an aggregate of $70.0 million of the Company's outstanding common stock. The Company fully exhausted its previous stock repurchase program (the "First Stock Repurchase Program") of $40.0 million of its outstanding common stock. The New Stock Repurchase Program does not require the Company to repurchase a specific number of shares or have an expiration date. The New Stock Repurchase Program may be suspended or discontinued by the Board at any time without prior notice.

Under the New Stock Repurchase Program, the Company may repurchase shares of its common stock from time to time, in amounts, at prices and at such times as the Company deems appropriate, subject to market and industry conditions, share price, regulatory requirements and other considerations as determined from time to time by the Company. The Company’s repurchases may be executed using open market purchases or privately negotiated transactions in accordance with applicable securities laws and regulations, including Rule 10b-18 of the Exchange Act, and repurchases may be executed pursuant to Rule 10b5-1 under the Exchange Act. Repurchases will be subject to limitations in the ABL Facility and the Indenture. The Company intends to fund repurchases under the New Stock Repurchase Program from cash on hand and/or other sources of liquidity. Any future repurchases of shares of the Company's common stock will be subject to the 1% excise tax under the Inflation Reduction Act.

As of March 31, 2025 and December 31, 2024, the Company has repurchased 500,000 shares under the New Stock Repurchase Program for approximately $10.6 million, leaving approximately $59.4 million of share repurchases authorized under the New Stock Repurchase Program.

Dividends

The Company has declared the following dividends on common shares as of the filing date of this Form 10-Q:

Dividend per Share	Dividend Type	Declaration Date	Record Date	Payable Date
$0.08	Quarterly	February 9, 2024	February 20, 2024	February 26, 2024
$0.50	Special	February 9, 2024	March 1, 2024	March 7, 2024
$0.08	Quarterly	April 25, 2024	May 6, 2024	May 13, 2024
$0.08	Quarterly	July 26, 2024	August 6, 2024	August 13, 2024
$0.08	Quarterly	October 25, 2024	November 5, 2024	November 12, 2024
$0.08	Quarterly	February 11, 2025	February 24, 2025	March 3, 2025
$0.08	Quarterly	April 23, 2025	May 5, 2025	May 12, 2025

Preferred Shares

The Company is authorized to issue up to 10,000,000 shares of preferred stock, $0.01 par value per share.

Note 16—Stockholders' Equity

Common Shares

The Company is authorized to issue up to 140,000,000 common shares, $0.01 par value per share. Holders of common shares are entitled to receive dividends when authorized by the Company's Board of Directors (the "Board").

Stock Repurchase Program

On March 26, 2019, the Board approved the Company's second stock repurchase program (the “New Stock Repurchase Program”) that authorizes repurchases of up to an aggregate of $70.0 million of the Company's outstanding common stock. The Company fully exhausted its previous stock repurchase program (the "First Stock Repurchase Program") of $40.0 million of its outstanding common stock. The New Stock Repurchase Program does not require the Company to repurchase a specific number of shares or have an expiration date. The New Stock Repurchase Program may be suspended or discontinued by the Board at any time without prior notice.

Under the New Stock Repurchase Program, the Company may repurchase shares of its common stock from time to time, in amounts, at prices and at such times as the Company deems appropriate, subject to market and industry conditions, share price, regulatory requirements and other considerations as determined from time to time by the Company. The Company’s repurchases may be executed using open market purchases or privately negotiated transactions in accordance with applicable securities laws and regulations, including Rule 10b-18 of the Exchange Act and repurchases may be executed pursuant to Rule 10b5-1 under the Exchange Act. Repurchases will be subject to limitations in the ABL Facility and the Indenture. The Company intends to fund repurchases under the New Stock Repurchase Program from cash on hand and/or other sources of liquidity. Any future repurchases of shares of the Company's common stock will be subject to the 1% excise tax under the IRA.

As of December 31, 2024, the Company has repurchased 500,000 shares for approximately $10.6 million, leaving $59.4 million of share repurchases authorized under the New Stock Repurchase Program.

Dividends

The Company declared the following dividends on common shares as of the filing date of this Form 10-K:

Dividend per Share	Dividend Type	Declaration Date	Record Date	Payable Date
$0.08	Quarterly	February 9, 2024	February 20, 2024	February 26, 2024
$0.50	Special	February 9, 2024	March 1, 2024	March 7, 2024
$0.08	Quarterly	April 25, 2024	May 6, 2024	May 13, 2024
$0.08	Quarterly	July 26, 2024	August 6, 2024	August 13, 2024
$0.08	Quarterly	October 25, 2024	November 5, 2024	November 12, 2024
$0.08	Quarterly	February 11, 2025	February 24, 2025	March 3, 2025

Preferred Shares

The Company is authorized to issue up to 10,000,000 shares of preferred stock, $0.01 par value per share.